Postemployment Benefits Postretirement Benefit Plans - Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Details) - Postretirement Plans $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Increase effect on annual service and interest cost	$ 3
Decrease on annual service and interest cost	(2)
Increase effect on postretirement benefit obligation	55
Decrease effect on postretirement benefit obligation	$ (47)